Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Aerovironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Aerovironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Variable Portfolio – Small Company Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%